Share Capital - Summary of Options are Granted to Directors, Officers, Employees and Consultants (Detail)	12 Months Ended
Dec. 31, 2018
January 17, 2017, option grants to Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	January 17, 2017, option grants to Employees
Number of Options	277,519
Vesting Conditions	Vest as to 1/4 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
February 7, 2017 option grants to Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	February 7, 2017 option grants to Employees
Number of Options	16,667
Vesting Conditions	Vest as to 1/4 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
April 17 , 2017, option grants to Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	April 17 , 2017, option grants to Employees
Number of Options	50,000
Vesting Conditions	Vest as to 1/4 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
September 7, 2017, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 7, 2017, options granted to Consultants
Number of Options	6,667
Vesting Conditions	Half vest in 3 months and the remaining half in 6 months
Contractual life of Options	3 years
September 7, 2017, options granted to Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 7, 2017, options granted to Directors
Number of Options	12,269
Vesting Conditions	immediately
Contractual life of Options	7 years
September 15, 2017, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	September 15,2017, options granted to Consultants
Number of Options	3,040
Vesting Conditions	immediately
Contractual life of Options	3 years
October 6, 2017, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	October 6, 2017, options granted to Consultants
Number of Options	1,105
Vesting Conditions	immediately
Contractual life of Options	3 years
November 8, 2017 option grants to Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	November 8, 2017 option grants to Employees
Number of Options	18,950
Vesting Conditions	Vest as to 1/4 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years
December 4, 2017, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	December 4, 2017, options granted to Consultants
Number of Options	1,948
Vesting Conditions	immediately
Contractual life of Options	3 years
December 4, 2017, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	December 4, 2017, options granted to Consultants
Number of Options	6,667
Vesting Conditions	Half vest immediately and the remaining half in 12 months
Contractual life of Options	3 years
January 19, 2018 option grants to Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	January 19, 2018 option grants to Employees
Number of Options	273,948
Vesting Conditions	Options will vest the earlier of commercialization or 3 years from grant date
Contractual life of Options	7 years
July 6, 2018, options granted to Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	July 6, 2018, options granted to Directors
Number of Options	17,071
Vesting Conditions	immediately
Contractual life of Options	7 years
August 29, 2018, options granted to Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	August 29, 2018, options granted to Directors
Number of Options	31,498
Vesting Conditions	immediately
Contractual life of Options	7 years
December 18, 2018, options granted to Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	December 18, 2018, options granted to Consultants
Number of Options	50,349
Vesting Conditions	immediately
Contractual life of Options	3 years